Statements of Cash Flows (Parenthetical) SFr in Millions	12 Months Ended
Dec. 31, 2018 CHF (SFr)
Supplementary non-cash activity include the following [Abstract]
Long-term debt reclassified to short-term debt	SFr 0.7
Finance receivables recorded to long-term obligations	0.2
Write off of fixed assets	0.0
Top of Range [Member]
Supplementary non-cash activity include the following [Abstract]
Non-cash purchase, property plant and equipment	SFr 0.1